Business combinations - ShopKeep Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended		24 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2023 USD ($)	Nov. 25, 2020 USD ($) shares $ / shares
Disclosure of detailed information about business combination [line items]
Total stock-based compensation and related costs	$ 44,755	$ 9,930
Accounts payable and accrued liabilities	(15,333)	$ 4,180
Forecast | ShopKeep plan
Disclosure of detailed information about business combination [line items]
Total stock-based compensation and related costs			$ 13,876
Amortization period, unrecognized expense			2 years
ShopKeep
Disclosure of detailed information about business combination [line items]
Fair value of net assets acquired, less cash acquired				$ 553,720
Paid in cash				$ 134,055
Number shares issued as consideration (in shares) | shares				7,437,452
Fair value per share transferred (in USD per share) | $ / shares				$ 51.17
Value of replacement awards issued				$ 40,432
Acquisition-related costs	4,218
Accounts payable and accrued liabilities	$ 10,989
Right-of-use assets at acquisition date				7,019
Lease liabilities at acquisition date				$ 7,019